N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2014

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Semi-Annual Report
January 31, 2014

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the six months ended January 31, 2014. Each Fund's portfolio and related financial statements are presented within for your review.

The period ended January 31 was a turbulent period for municipal investors. We saw record flows out of municipal mutual funds, market-rolling headlines (Detroit bankruptcy - Puerto Rico downgrades), a government shutdown and a rapid rise in yields. Yields on the benchmark 30-year municipals rose over 100 basis points during the period, sparked when the Federal Reserve hinted that the Fed may start tapering its bond-buying program. During the period there were prolonged periods when tax-exempt yields actually exceeded the yields of taxable Treasuries.

Investors were clearly concerned about rising rates and bought defensively with a strong preference for maturities five years or less, on the other hand the long end of the yield curve rose for much of the period to over 100% of taxable Treasuries.

Looking at 2014, we expect uncertainties to linger for the municipal markets as uncertainty over Federal Reserve behavior weighs on investors along with renewed talks on tax reform. While the next round of headlines will no doubt trigger more speculation, the fact is, the overall municipal bond market is quite healthy. Defaults last year were less than 0.50% and most states and local revenue are on the upswing given improving economic performance. Focusing on fundamentals and willing to ride out intermitted volatility, high grade municipal bonds offer a pretty compelling opportunity.

There are a number of positive factors favoring municipal markets in 2014.

Surprisingly since 2000 market data shows there were five years in that period when the 10-year Treasury yield rose for the year. In three of those years the yield on the 10-year municipal ended lower than where it began and in four of the five years the yield on the 30-year municipal fell.

Secondly, taxes have risen. The federal marginal tax rate for taxpayers with adjusted gross income of $400,000 ($450,000 for married filing jointly) increased to 39.6%. That, with the implementation of a new 3.8% Medicare surtax on investment income (municipal income is exempt), favors municipals.

Third, municipal bond issuance in 2013 was the second lowest over the last ten years; prospects of higher rates may slow municipality's issuance further in 2014 increasing the demand for municipals.

Absent meaningful inflation, real rates of return from municipals should prove attractive for investors, notably, we feel municipal bonds will continue to be an attractive asset class among fixed income investors and we will continue to follow our disciplined strategy of investing to maximize tax-exempt income while seeking value in the municipal market. Recent market volatility leads us to favor high quality, higher coupon bonds. As interest rates fluctuate, the portfolio becomes diversified with a broad range of securities that help us achieve a high level of current tax-free income for shareholders.

The Kansas Municipal Fund began the period at $10.56 per share and ended the period at $10.72 per share for a total return of 3.03%*. This compares to the Barclays Capital Municipal Index's return of 2.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.94% and 12 years, respectively.

The Nebraska Municipal Fund began the period at $9.99 per share and ended the period at $10.19 per share for a total return of 3.52%*. This compares to the Barclays Capital Municipal Index's return of 2.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.87% and 15 years, respectively.

The Oklahoma Municipal Fund began the period at $11.20 per share and ended the period at $11.40 per share for a total return of 3.24%*. This compares to the Barclays Capital Municipal Index's return of 2.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.87% and 13 years, respectively.

The Maine Municipal Fund began the period at $10.79 per share and ended the period at $10.87 per share for a total return of 2.13%*. This compares to the Barclays Capital Municipal Index's return of 2.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.78% and 12 years, respectively.

The New Hampshire Municipal Fund began the period at $10.55 per share and ended the period at $10.61 per share for a total return of 1.92%*. This compares to the Barclays Capital Municipal Index's return of 2.99%. At the end of the period the average weighted coupon and maturity of the Fund at market value was 4.68% and 11 years, respectively.

A primary function of each Fund is to search the primary and secondary markets for high quality issues for each respective Fund.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*

Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.17%, 1.28%, 1.19%, 1.28%, and 1.68%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.08%, 1.08%, 1.08%, 1.08%, and 1.08%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,622	$10,000
7/30/04	$10,171	$9,786	$10,578
7/29/05	$10,193	$9,807	$11,252
7/31/06	$10,640	$10,238	$11,539
7/31/07	$10,965	$10,550	$12,031
7/31/08	$11,283	$10,856	$12,373
7/31/09	$11,741	$11,297	$13,005
7/30/10	$12,460	$11,988	$14,196
7/29/11	$12,836	$12,350	$14,655
7/31/12	$13,872	$13,347	$16,195
7/31/13	$13,543	$13,031	$15,839
1/31/14	$13,953	$13,425	$16,310

Average Annual Total Returns for the periods ended January 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	-0.54%	4.73%	4.59%	3.27%	4.32%
With sales charge (3.75%)	-4.25%	3.40%	3.80%	2.87%	4.15%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,628	$10,000
7/30/04	$10,359	$9,973	$10,578
7/29/05	$10,339	$9,955	$11,252
7/31/06	$10,846	$10,443	$11,539
7/31/07	$11,189	$10,773	$12,031
7/31/08	$11,501	$11,073	$12,373
7/31/09	$11,927	$11,484	$13,005
7/30/10	$12,600	$12,131	$14,196
7/29/11	$13,014	$12,530	$14,655
7/31/12	$14,085	$13,562	$16,195
7/31/13	$13,527	$13,024	$15,839
1/31/14	$14,003	$13,482	$16,310

Average Annual Total Returns for the periods ended January 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	-1.65%	4.51%	4.12%	3.17%	3.72%
With sales charge (3.75%)	-5.37%	3.19%	3.33%	2.77%	3.52%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,627	$10,000
7/30/04	$10,367	$9,980	$10,578
7/29/05	$10,680	$10,281	$11,252
7/31/06	$11,149	$10,732	$11,539
7/31/07	$11,494	$11,065	$12,031
7/31/08	$11,610	$11,177	$12,373
7/31/09	$12,107	$11,655	$13,005
7/30/10	$13,029	$12,543	$14,196
7/29/11	$13,570	$13,063	$14,655
7/31/12	$14,832	$14,278	$16,195
7/31/13	$14,306	$13,772	$15,839
1/31/14	$14,770	$14,219	$16,310

Average Annual Total Returns for the periods ended January 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	-1.35%	5.11%	5.40%	3.64%	4.07%
With sales charge (3.75%)	-5.02%	3.77%	4.61%	3.24%	3.84%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,627	$10,000
7/30/04	$10,395	$10,008	$10,578
7/29/05	$10,318	$9,934	$11,252
7/31/06	$10,743	$10,343	$11,539
7/31/07	$11,053	$10,642	$12,031
7/31/08	$11,432	$11,006	$12,373
7/31/09	$12,029	$11,581	$13,005
7/30/10	$12,690	$12,217	$14,196
7/29/11	$13,006	$12,521	$14,655
7/31/12	$14,150	$13,622	$16,195
7/31/13	$13,815	$13,300	$15,839
1/31/14	$14,109	$13,583	$16,310

Average Annual Total Returns for the periods ended January 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	-0.90%	4.81%	3.73%	3.10%	4.57%
With sales charge (3.75%)	-4.63%	3.49%	2.94%	2.70%	4.39%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/03	$10,000	$9,622	$10,000
7/30/04	$10,474	$10,078	$10,578
7/29/05	$10,285	$9,896	$11,252
7/31/06	$10,671	$10,267	$11,539
7/31/07	$10,994	$10,578	$12,031
7/31/08	$11,403	$10,971	$12,373
7/31/09	$11,932	$11,480	$13,005
7/30/10	$12,573	$12,098	$14,196
7/29/11	$12,905	$12,417	$14,655
7/31/12	$13,814	$13,292	$16,195
7/31/13	$13,511	$13,000	$15,839
1/31/14	$13,771	$13,250	$16,310

Average Annual Total Returns for the periods ended January 31, 2014

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	-0.83%	3.70%	3.61%	2.94%	4.19%
With sales charge (3.75%)	-4.57%	2.40%	2.82%	2.55%	4.00%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2014 (unaudited)

General Obligation	37.9%
Health Care	19.1%
Other Revenue	18.7%
Utilities	13.2%
Education	5.3%
Cash Equivalents and Other	4.4%
Transportation	0.9%
Housing	0.5%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2014 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (95.6%)

Education (5.3%)
Hutchinson KS Cmnty College 5.000% 10/01/25	350,000	361,354
Hutchinson KS Cmnty College 5.250% 10/01/30	300,000	309,819
Hutchinson KS Cmnty College 5.250% 10/01/33	450,000	464,886
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	209,734
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	274,392
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	527,445
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	112,200
Washburn Univ Topeka KS Bldg Ref Rev (Living Lrng Ctr Proj) 5.000% 07/01/19	955,000	966,021
		3,225,851
General Obligation (37.9%)
Atchison Cnty KS Unif Sch Dist #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	528,025
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	625,789
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	586,570
Butler Cnty KS USD #394 5.000% 09/01/23	175,000	180,052
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	113,361
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	108,879
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	568,449
Cowley Cnty KS USD #465 (Winfield) 5.250% 10/01/14	10,000	10,007
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	359,759
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	105,030
Dodge KS Sch Dist #443 4.000% 09/01/16	120,000	126,602
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	275,852
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	414,139
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	274,117
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	523,400
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	672,262
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	281,785
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	237,684
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,187,920
Johnson & Miami Cnty KS Unif Sch Dist #230 5.500% 09/01/30	500,000	574,960
*Johnson Cnty KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,166,780
Johnson Cnty KS USD# 231 5.000% 10/01/25	250,000	280,582
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	535,115
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	107,481
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	170,085
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	261,865
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	109,702
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	109,456
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	108,041
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	223,584
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	324,999
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,089,260
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	116,645
Manhattan KS GO 5.000% 11/01/28	130,000	141,679
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	307,579
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	261,237
Neosho Cnty KS USD #413 5.000% 09/01/20	345,000	354,546
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	246,977
Neosho Cnty KS USD #413 4.000% 09/01/32	250,000	245,267
Newton KS Unlimited GO 5.000% 09/01/21	100,000	115,867
Newton KS Unlimited GO 4.750% 09/01/29	435,000	468,460
Olathe KS GO 4.000% 10/01/19	100,000	107,086
Park City KS 5.100% 12/01/20	200,000	231,018
Park City KS 5.500% 12/01/24	100,000	113,147
Park City KS 6.000% 12/01/29	500,000	566,955
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	270,682
Reno County Kansas GO 4.000% 09/01/23	175,000	184,873
Salina KS GO 4.625% 10/01/27	200,000	210,626
Sedgwick Cnty KS USD #261 5.000% 11/01/21	250,000	271,497
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	274,810
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	117,957
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	567,101
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,220
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	822,900
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	265,792
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	600,176
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	411,455
Seward Cnty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	533,675
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	704,603
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	283,895
Wichita KS GO 4.500% 09/01/22	150,000	162,232
Wichita KS GO 4.750% 09/01/27	180,000	194,024
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	163,081
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	270,033
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	537,115
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	118,182
Wyandotte Cnty KS USD #202 5.00% 09/01/25	250,000	282,120
		22,781,104
Health Care (19.1%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,033,630
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	274,195
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	273,463
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	110,828
KS Dev Fin Auth Rev Adventist Health 5.750% 11/15/34	250,000	253,603
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	511,600
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 11/15/22	500,000	520,840
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/32	410,000	420,484
KS Dev Fin Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	511,760
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/25	250,000	262,673
KS Dev Fin Auth Hlth Fac Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,023,160
KS Devl Fin Auth (Univ of KS Hosp Auth) 5.000% 03/01/28	755,000	791,293
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 4.125% 11/15/27	100,000	100,141
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	513,925
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	305,427
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	534,125
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	274,600
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	270,468
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	525,315
Olathe KS Health Fac Rev (Med Ctr) 5.000% 09/01/29	500,000	514,960
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	259,190
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/28	250,000	247,035
Olathe KS Hlth Facs Rev Olathe Med Ctr - Ser A 4.000% 09/01/30	445,000	435,330
Sedgwick Cnty KS Health Care Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,070,050
Univ KS Hosp Auth 5.000% 09/01/26	100,000	104,158
Wichita KS (Via Christi Health Sys) Rev 5.000% 11/15/29	300,000	360,402
		11,502,655
Housing (0.5%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	65,000	65,055
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	215,000	215,346
		280,401
Other Revenue (18.7%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	166,232
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	349,934
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	373,846
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	104,623
Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,077,010
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	506,155
KS Dev Fin Auth Athletic Fac Rev (K-St Athletics Inc) 5.000% 07/01/32	250,000	262,353
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,030
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,375,557
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	528,910
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	271,960
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	265,018
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	141,094
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	389,743
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	254,940
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	263,168
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	270,898
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	125,000	131,334
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	526,560
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	529,915
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,060,640
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	527,990
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	286,490
Washinton Cnty KS Pub Bldg Com Rev Law Enf Ctr & Hosp Proj 4.000% 09/01/28	600,000	617,898
Washinton Cnty KS Pub Bldg Com Rev Law Enf Ctr & Hosp Proj 5.000% 09/01/32	500,000	530,525
Washinton Cnty KS Pub Bldg Com Rev Law Enf Ctr & Hosp Proj 5.000% 09/01/37	400,000	409,132
		11,241,955
Transportation (0.9%)
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	268,495
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	255,000	281,079
		549,574
Utilities (13.2%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	300,000	300,381
*Burlington KS PCR (Gas & Elec) 5.300% 06/01/31	1,000,000	1,004,040
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	253,190
KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,080,490
Kansas Power Pool Elec Util Rev 4.500% 12/01/28	500,000	499,155
Kansas Power Pool Elec Util Rev 5.000% 12/01/31	750,000	756,713
Wamego KS PCR (KS Gas & Elec Proj) 5.300% 06/01/31	750,000	752,333
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	275,855
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	326,502
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	221,172
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/27	100,000	103,001
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	221,872
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	547,975
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	261,650
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,327,238
		7,931,567

TOTAL MUNICIPAL BONDS (COST: $55,368,981)		$57,513,107

SHORT-TERM SECURITIES (3.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $2,088,187)	2,088,187	$2,088,187

TOTAL INVESTMENTS IN SECURITIES (COST: $57,457,168) (99.1%)		$59,601,294
OTHER ASSETS LESS LIABILITIES (0.9%)		549,505

NET ASSETS (100.0%)		$60,150,799

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued securities as of January 31, 2014.

^	Variable rate security; rate shown represents rate as of January 31, 2014.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2014 (unaudited)

Utilities	30.3%
Education	22.5%
General Obligation	19.7%
Health Care	11.6%
Other Revenue	8.8%
Cash Equivalents and Other	3.4%
Housing	2.3%
Transportation	1.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2014 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.6%)

Education (22.5%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$373,569
*Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,610,460
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	209,608
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	710,587
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	201,214
Metropolitan Cmnty College South Omaha Bldg Proj 4.500% 03/01/26	750,000	752,100
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	262,465
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	262,657
Polk Cnty Sch Dist #15 4.000% 12/15/31	400,000	401,564
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	552,975
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	625,176
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	264,465
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	635,412
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	263,340
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	263,900
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	300,008
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,060,690
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	267,767
		9,017,957
General Obligation (19.7%)
Buffalo County NE GO 4.000% 12/15/30	135,000	137,755
Buffalo County NE GO 4.000% 12/15/31	250,000	252,765
Douglas Cnty Sch Dist #59 Bennington Pub Schools 4.000% 12/15/28	250,000	251,060
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	256,693
Hall Cnty NE Sch Dist #2 Grand Island 5.000% 12/15/23	500,000	546,385
Knox Cnty Sch Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	263,588
Lancaster Cnty Sch Dist #160 Norris Schools 4.250% 12/15/25	400,000	412,536
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	102,526
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,646,074
Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,230,900
Omaha NE Various Purpose 4.250% 10/15/26	500,000	518,585
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	280,640
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	270,748
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	259,218
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	259,023
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	272,573
Ralston NE Arena GO 4.500% 09/15/31	500,000	505,200
Scotts Bluff Cnty NE Sch Dist #32 GO Bldg Bonds 4.300% 12/15/29	440,000	443,934
		7,910,203
Health Care (11.6%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	255,823
Douglas Cnty NE Hosp Auth #001 Rev (Alegent Hlth - Immanuel Med Ctr) 5.250% 09/01/21	250,000	250,777
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	274,122
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	533,380
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	813,237
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	435,069
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,031,940
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	270,085
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	268,867
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	266,885
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	260,073
		4,660,258
Housing (2.3%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	262,418
NE Invmt Fin Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,126
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	525,095
		922,639
Other Revenue (8.8%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	797,130
NE Cooperative Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	256,823
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	512,580
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	118,414
Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,127,640
Omaha NE Special Tax Rev 4.000% 02/01/32	500,000	504,430
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	203,124
		3,520,141
Transportation (1.4%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	559,150

Utilities (30.3%)
*Central Plains Energy Project 5.000% 09/01/27	1,000,000	1,040,990
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	510,450
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	496,530
NE Cornhusker Pub Pwr Dist Elec Sys Rev Ref 4.650% 07/01/29	250,000	252,120
Grand Island, NE Sewer Syst Rev 5.000% 09/15/26	250,000	278,983
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	504,495
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,080,810
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	270,535
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	257,688
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	294,522
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	421,660
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	266,140
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	260,858
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/24	750,000	786,315
NE Metropolitan Utility Dist Omaha Water Rev 4.000% 12/15/26	250,000	258,033
Mun Energy Agy of NE Pwr Supply Rev 5.125% 04/01/24	195,000	214,618
Mun Energy Agy of NE 5.000% 04/01/30	500,000	539,750
Mun Energy Agy of NE 5.000% 04/01/32	100,000	107,527
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	553,265
NE Pub Pwr Dist Rev 5.000% 01/01/26	250,000	272,497
Omaha NE Metropolitan Util Wtr Dist Rev 4.375% 12/01/26	400,000	413,512
Omaha Pub Pwr Rev Elec Rev 5.250% 02/01/23	250,000	276,010
Omaha Pub Pwr Rev 5.500% 02/01/33	100,000	108,884
Omaha NE Pub Pwr Dist Elec Syst Rev 6.200% 02/01/17	520,000	573,518
Omaha NE Pub Pwr Dist (Elec Rev) 4.750% 02/01/25	250,000	262,355
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	266,757
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,014,480
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	265,950
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	275,102
		12,124,354

TOTAL MUNICIPAL BONDS (COST: $38,234,539)		$38,714,702

SHORT-TERM SECURITIES (2.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $1,027,237)	1,027,237	$1,027,237

TOTAL INVESTMENTS IN SECURITIES (COST: $39,261,776) (99.2%)		$39,741,939
OTHER ASSETS LESS LIABILITIES (0.8%)		316,177

NET ASSETS (100.0%)		$40,058,116

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued securities as of January 31, 2014.

^	Variable rate security; rate shown represents rate as of January 31, 2014.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2014 (unaudited)

Utilities	36.5%
Education	18.0%
Other Revenue	16.3%
Transportation	13.3%
General Obligation	6.6%
Cash Equivalents and Other	6.0%
Housing	2.0%
Health Care	1.3%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2014 (unaudited)

	Principal Amount	Fair Value

MUNICIPAL BONDS (94.0%)

Education (18.0%)
McClain Cnty OK Econ Dev Auth Ed Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$345,345
OK Agric & Mech Colleges OK St Univ 5.000% 07/01/39	140,000	146,457
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	635,134
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	769,267
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.100% 03/01/16	90,000	90,208
OK Colleges Brd of Regt (NE St Univ Ctr) Rev 5.150% 03/01/21	100,000	100,235
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	260,225
OK Dev Fin Auth OK St Higher Ed (Master Lease) 4.500% 06/01/26	250,000	259,390
OK Dev Fin Auth (Seminole St College) 5.125% 12/01/27	150,000	151,170
OK Dev Fin Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	251,182
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/22	500,000	521,840
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	259,822
*OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/30	1,000,000	1,029,930
Texas Cnty OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	250,597
OK Colleges Brd of Regt (Multi Facs) Rev 4.750% 06/01/29	250,000	251,072
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,042,270
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	253,047
Univ of OK Rev 5.000% 07/01/37	290,000	309,656
		6,926,847
General Obligation (6.6%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	186,280
Oklahoma City OK 4.250% 03/01/22	110,000	113,952
Oklahoma City OK 5.000% 03/01/27	400,000	433,556
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,091,200
Tulsa OK GO 4.500% 03/01/23	700,000	715,036
		2,540,024
Health Care (1.3%)
OK Dev Fin Auth (St John Health Syst) 5.000% 02/15/42	250,000	257,663
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	258,470
		516,133
Housing (2.0%)
OK Hsg Fin 5.050% 09/01/23	345,000	349,374
OK Hsg Fin 5.150% 09/01/29	175,000	176,937
OK Hsg Fin 5.200% 09/01/32	175,000	177,723
OK Hsg Fin Single Family Mtg Rev 5.100% 03/01/17	40,000	41,789
OK Hsg Fin Single Family Mtg Rev 5.100% 09/01/17	35,000	36,207
		782,030
Other Revenue (16.3%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	286,341
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	258,032
Durant OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	260,312
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/32	250,000	264,663
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/34	500,000	525,250
Oklahoma City, OK Economic Dev Trust 5.000% 03/01/33	250,000	263,312
Oklahoma City OK Pub Auth (OK City Fairgrounds Fac) 5.500% 10/01/19	250,000	267,260
Oklahoma City Pub Property Hotel Tax Rev 4.500% 10/01/31	155,000	158,123
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	515,405
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	104,583
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	104,003
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	208,472
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	157,009
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	527,795
Tahlequah, OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	565,923
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	437,392
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	236,852
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	256,194
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	373,637
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	517,890
		6,288,448
Transportation (13.3%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	281,835
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	273,410
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,068,210
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,062,100
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	276,730
OK St Turnpike Auth 5.000% 01/01/23	500,000	582,710
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	276,690
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	130,603
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	283,729
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	130,603
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	507,490
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	254,770
		5,128,880
Utilities (36.5%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	332,925
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	106,083
Edmond OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	155,391
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	257,188
Glenpool Util Rev 5.100% 12/01/35	250,000	266,388
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,113,330
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	212,288
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,158,640
Jenks Aquarium Auth Rev 5.250% 07/01/29	500,000	509,040
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	100,000
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,218,200
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	425,000	432,442
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	250,000	254,220
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	256,973
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	278,385
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,559,014
OK Wtr Resources Brd 5.000% 04/01/28	500,000	556,745
OK Wtr Resources Brd 5.000% 04/01/32	140,000	154,657
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,00	118,088
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	174,467
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	160,653
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	104,652
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	824,850
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	103,404
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	628,898
		14,036,921

TOTAL MUNICIPAL BONDS (COST: $35,465,504)		$36,219,283

SHORT-TERM SECURITIES (5.3%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.010% (COST: $2,038,475)	2,038,475	$2,038,475

TOTAL INVESTMENTS IN SECURITIES (COST: $37,503,979) (99.3%)		$38,257,758
OTHER ASSETS LESS LIABILITIES (0.7%)		257,349

TOTAL ASSETS (100.0%)		$38,515,107

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. There were no when-issued securities as of January 31, 2014.

^	Variable rate security; rate shown represents rate as of January 31, 2014.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2014 (unaudited)

General Obligation	27.9%
Health Care	17.7%
Education	14.4%
Transportation	12.9%
Cash Equivalents and Other	7.4%
Other Revenue	7.0%
Housing	6.6%
Utilities	6.1%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2014 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (92.6%)

Education (14.4%)
ME Ed Loan Auth Student Loan Rev 5.875% 12/01/39	$145,000	$153,188
ME Ed Loan Auth 4.450% 12/01/25	100,000	104,567
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin Clg 5.125% 07/01/39	715,000	760,509
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/32	5,000	5,012
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	142,854
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	260,560
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	288,345
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	109,890
Univ of ME Sys Rev 4.625% 03/01/29	100,000	102,558
*Univ of ME Sys Rev 4.750% 03/01/37	550,000	560,984
		2,488,467
General Obligation (27.9%)
Auburn, ME GO 4.500% 09/01/22	100,000	114,030
Bangor ME 4.000% 09/01/24	155,000	164,912
Falmouth ME GO 4.250% 11/15/31	200,000	208,154
Gorham ME Unlimited Tax GO 4.350% 02/01/24	155,000	156,550
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	110,121
Gray ME Unlimited GO 4.000% 10/15/26	280,000	299,852
Gray ME Unlimited GO 4.000% 10/15/27	280,000	296,912
Lewiston ME GO 5.000% 04/01/22	500,000	504,005
Lewiston ME GO 5.000% 04/01/24	250,000	252,118
Lewiston ME GO 4.500% 01/15/25	200,000	203,326
State of Maine General Obligation 4.000% 06/01/20	150,000	170,844
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	269,743
Portland ME 4.250% 05/01/29	150,000	156,129
Portland ME 4.125% 10/01/29	100,000	105,125
Portland ME UNLTD GO 5.000% 08/01/21	125,000	149,689
Saco ME GO 4.000% 04/01/28	100,000	104,754
Scarborough ME GO 4.400% 11/01/31	250,000	260,478
Scarborough ME GO 4.400% 11/01/32	480,000	499,930
Scarborough, ME GO 4.000% 11/01/28	100,000	103,696
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	264,198
Waterville Maine Unltd GO 3.000% 04/01/25	250,000	250,352
Westbrook ME GO 4.250% 10/15/20	180,000	182,011
		4,826,929
Health Care (17.7%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	250,000	269,532
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/25	340,000	344,753
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	623,121
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	122,480
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	287,950
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	256,353
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	201,394
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	223,080
ME Health & Higher Gen Med Ctr 6.650% 07/01/32	500,000	525,310
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	205,258
		3,059,231
Housing (6.6%)
ME St Hsg Auth 4.000% 11/15/24	85,000	87,901
# ME St Hsg Auth 4.450% 11/15/30	100,000	100,046
*ME St Hsg Auth 5.000% 11/15/29	350,000	360,889
ME St Hsg Auth 4.700% 11/15/27	250,000	257,793
ME St Hsg Auth 4.375% 11/15/25	100,000	100,147
ME St Hsg Auth 5.150% 11/15/32	250,000	252,010
		1,158,786
Other Revenue (7.0%)
ME Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	125,094
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	208,208
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	120,235
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	142,915
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,007
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	608,446
		1,209,905
Transportation (12.9%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,116,040
ME St Tpk Auth 5.125% 07/01/30	500,000	512,950
Portland ME Airport Rev 5.250% 01/01/35	250,000	264,745
Portland ME Airport Rev 5.000% 07/01/22	100,000	112,743
Portland ME Airport Rev 5.000% 07/01/23	100,000	110,782
Portland ME Airport Rev 5.000% 07/01/24	100,000	109,722
		2,226,982
Utilities (6.1%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	537,975
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	518,925
		1,056,900

TOTAL MUNICIPAL BONDS (COST: $15,567,418)		$16,027,200

SHORT-TERM SECURITIES (7.2%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $1,246,289)	1,246,289	$1,246,289

TOTAL INVESTMENTS IN SECURITIES (COST: $16,813,707) (99.8%)		$17,273,489
OTHER ASSETS LESS LIABILITIES (0.2%)		27,486

NET ASSETS (100.0%)		$17,300,975

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

^	Variable rate security; rate shown represents rate as of January 31, 2014.

#	When-issued purchase as of January 31, 2014.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

PORTFOLIO MARKET SECTORS January 31, 2014 (unaudited)

General Obligation	45.1%
Health Care	20.7%
Housing	12.0%
Education	11.9%
Cash Equivalents and Other	4.7%
Other Revenue	3.2%
Transportation	2.4%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS January 31, 2014 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (95.3%)

Education (11.9%)
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.625% 06/01/30	$50,000	$52,014
New Hampshire Health & Educ Facs Auth (Pinkerton Academy) 4.875% 06/01/35	70,000	71,803
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	218,844
NH Health & Ed Fac Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	111,443
NH Health & Ed Facs Dartmouth College 5.250% 06/01/39	100,000	109,922
		564,026
General Obligation (45.1%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	111,448
Concord NH 4.600% 10/15/14	100,000	100,153
*Concord NH 4.000% 01/15/24	100,000	109,914
Dover NH GO 4.000% 6/15/28	100,000	103,791
*Hampton NH GO 4.000% 12/15/20	200,000	206,746
Hillsborough NH GO 4.000% 11/01/20	100,000	102,720
Hillsborough NH GO 4.000% 11/01/21	100,000	102,810
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	119,115
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	110,720
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	105,024
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	105,537
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	105,977
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	184,880
NH St Cap Impt GO 4.750% 03/01/27	100,000	106,993
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	104,118
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	102,669
Rochester NH GO 4.750% 07/15/20	250,000	258,180
		2,140,795
Health Care (20.7%)
NH Health & Ed Facs Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	107,857
NH Health & Ed Facs Conway Hosp 5.250% 06/01/16	100,000	105,886
NH Health & Ed Facs Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	104,947
NH Health & Ed Facs Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	103,355
*NH Health & Ed Rev Covenant Health 5.000% 07/01/31	150,000	153,973
NH Health & Ed Rev Catholic Med Center 5.000% 07/01/24	100,000	107,721
*NH St Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	108,271
NH Health & Ed Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	116,352
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	75,746
		984,108
Housing (12.0%)
NH St Hsg Single Fam Rev 4.900% 07/01/25	70,000	70,095
NH St Hsg Single Fam Rev 5.000% 07/01/30	65,000	65,157
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	85,000	85,944
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	153,618
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	85,000	88,827
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	104,852
		568,493
Other Revenue (3.2%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	154,316

Transportation (2.4%)
New Hampshire State Turnpike System 5.000% 08/01/25	100,000	115,432

TOTAL MUNICIPAL BONDS (COST: $4,472,704)		$4,527,170

SHORT-TERM SECURITIES (4.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $191,639)	191,639	$191,639

TOTAL INVESTMENTS IN SECURITIES (COST: $4,664,343) (99.4%)		$4,718,809
OTHER ASSETS LESS LIABILITIES (0.6%)		29,714

NET ASSETS (100.0%)		$4,748,523

*	Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed delivery purchases. There were no when-issued securities as of January 31, 2014.

^	Variable rate security; rate shown represents rate as of January 31, 2014.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2014 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$57,457,168	$39,261,776	$37,503,979	$16,813,707	$4,664,343

Investments in securities, at fair value	$59,601,294	$39,741,939	$38,257,758	$17,273,489	$4,718,809
Receivable for Fund shares sold	0	0	16,682	0	5,712
Accrued dividends receivable	10	4	10	10	2
Accrued interest receivable	827,836	431,390	399,690	158,994	35,657
Prepaid expenses	2,616	5,360	2,643	1,216	427
Total assets	$60,431,756	$40,178,693	$38,676,783	$17,433,709	$4,760,607

LIABILITIES
Payable for securities purchased	$0	$0	$0	$100,000	$0
Payable for Fund shares redeemed	101,557	41,448	78,110	0	52
Dividends payable	47,705	39,017	43,895	12,756	3,784
Trustees' fees payable	301	200	191	86	24
Payable to affiliates	45,683	29,976	30,144	12,817	3,518
Accrued expenses	13,487	9,936	9,336	6,437	4,706
Disbursements in excess of demand deposit cash	72,224	0	0	638	0
Total liabilities	$280,957	$120,577	$161,676	$132,734	$12,084

NET ASSETS	$60,150,799	$40,058,116	$38,515,107	$17,300,975	$4,748,523

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$58,873,727	$39,844,990	$38,227,417	$16,862,988	$4,715,611
Accumulated net realized gain (loss) on investments	(871,316)	(271,774)	(466,785)	(32,717)	(29,754)
Accumulated undistributed net investment income (loss)	4,262	4,737	696	10,922	8,200
Unrealized appreciation (depreciation) on investments	2,144,126	480,163	753,779	459,782	54,466

NET ASSETS	$60,150,799	$40,058,116	$38,515,107	$17,300,975	$4,748,523

Shares outstanding	5,611,004	3,930,178	3,377,335	1,592,225	447,462
Net asset value per share*	$10.72	$10.19	$11.40	$10.87	$10.61
Public offering price (sales charge of 3.75%)	$11.14	$10.59	$11.84	$11.29	$11.02

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2014 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$1,243,724	$809,990	$769,094	$329,319	$92,215
Dividends	41	32	48	65	9
Total investment income	$1,243,765	$810,022	$769,142	$329,384	$92,224

EXPENSES
Investment advisory fees	$154,971	$101,025	$98,556	$43,362	$12,269
Distribution (12b-1) fees	77,486	50,513	49,278	21,681	6,135
Transfer agent fees	43,392	28,287	27,596	12,142	3,435
Administrative service fees	55,392	40,287	39,596	24,141	15,435
Professional fees	6,851	4,851	4,748	2,770	1,670
Reports to shareholders	1,872	1,077	941	539	167
License, fees, and registrations	2,199	6,453	2,237	1,361	1,037
Audit fees	7,506	4,723	4,749	2,124	599
Trustees' fees	1,926	1,253	1,224	537	153
Transfer agent out-of-pockets	2,980	1,718	1,445	846	299
Custodian fees	3,963	2,726	2,634	1,267	598
Legal fees	2,657	1,723	1,689	742	210
Insurance expense	746	483	474	200	55
Total expenses	$361,941	$245,119	$235,167	$111,712	$42,062
Less expenses waived or reimbursed	(37,452)	(33,706)	(28,819)	(20,975)	(16,369)
Total net expenses	$324,489	$211,413	$206,348	$90,737	$25,693

NET INVESTMENT INCOME (LOSS)	$919,276	$598,609	$562,794	$238,647	$66,531

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(187,821)	$(162,898)	$(143,975)	$(32,717)	$(29,225)
Net change in unrealized appreciation (depreciation) on investments	1,069,573	977,202	804,636	148,906	55,989
Net realized and unrealized gain (loss) on investments	$881,752	$814,304	$660,661	$116,189	$26,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,801,028	$1,412,913	$1,223,455	$354,836	$93,295

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2014 (unaudited)

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$919,276	$598,609	$562,794	$238,647	$66,531
Net realized gain (loss) from investment transactions	(187,821)	(162,898)	(143,975)	(32,717)	(29,225)
Net change in unrealized appreciation (depreciation) on investments	1,069,573	977,202	804,636	148,906	55,989
Net increase (decrease) in net assets resulting from operations	$1,801,028	$1,412,913	$1,223,455	$354,836	$93,295

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(918,823)	$(598,318)	$(562,741)	$(237,945)	$(65,587)
Total distributions	$(918,823)	$(598,318)	$(562,741)	$(237,945)	$(65,587)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$868,108	$764,209	$1,151,451	$518,955	$66,058
Proceeds from reinvested dividends	620,940	362,554	295,907	158,327	41,127
Cost of shares redeemed	(6,624,966)	(3,515,753)	(5,144,090)	(1,195,221)	(559,200)
Net increase (decrease) in net assets resulting from capital share transactions	$(5,135,918)	$(2,388,990)	$(3,696,732)	$(517,939)	$(452,015)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(4,253,713)	$(1,574,395)	$(3,036,018)	$(401,048)	$(424,307)
NET ASSETS, BEGINNING OF PERIOD	$64,404,512	41,632,511	$41,551,125	$17,702,023	$5,172,830
NET ASSETS, END OF PERIOD	$60,150,799	$40,058,116	$38,515,107	$17,300,975	$4,748,523

Accumulated undistributed net investment income	$4,262	$4,737	$696	$10,922	$8,200

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 31, 2013

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,804,646	$1,268,400	$1,183,857	$509,865	$137,966
Net realized gain (loss) from investment transactions	(6,628)	(44,415)	(36,223)	911	12,235
Net change in unrealized appreciation (depreciation) on investments	(3,519,144)	(3,048,207)	(2,713,305)	(958,224)	(269,503)
Net increase (decrease) in net assets resulting from operations	$(1,721,126)	$(1,824,222)	$(1,565,671)	$(447,448)	$(119,302)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,803,754)	$(1,267,606)	$(1,183,754)	$(508,520)	$(136,136)
Total distributions	$(1,803,754)	$(1,267,606)	$(1,183,754)	$(508,520)	$(136,136)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$5,926,421	$6,243,483	$8,923,244	$1,586,347	$1,615,825
Shares issued in connection with fund acquisition	19,918,973	0	0	0	0
Proceeds from reinvested dividends	1,230,312	798,603	643,137	326,428	80,581
Cost of shares redeemed	(7,239,629)	(8,356,131)	(8,519,264)	(1,338,672)	(1,122,042)
Net increase (decrease) in net assets resulting from capital share transactions	$19,836,077	$(1,314,045)	$1,047,117	$574,103	$574,364

TOTAL INCREASE (DECREASE) IN NET ASSETS	$16,311,197	$(4,405,873)	$(1,702,308)	$(381,865)	$318,926
NET ASSETS, BEGINNING OF PERIOD	$48,093,315	$46,038,384	$43,253,433	$18,083,888	$4,853,904
NET ASSETS, END OF PERIOD	$64,404,512	$41,632,511	$41,551,125	$17,702,023	$5,172,830

Accumulated undistributed net investment income	$3,810	$4,446	$643	$10,221	$7,257

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of five series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Nebraska Municipal Fund ("NE Muni Fund"), and Oklahoma Municipal Fund ("OK Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax as is consistent with preservation of capital. The Maine Municipal Fund ("ME Muni Fund") and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) without assuming undue risk.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 4 for further disclosures related to the inputs used to value the Funds' investments. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2009.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Acquisition of Fund

On September 28, 2012, Kansas Municipal Fund acquired all the assets and assumed all of the liabilities of Kansas Insured Intermediate Fund pursuant to a Plan of Reorganization approved by the shareholders of Kansas Insured Intermediate Fund on September 17, 2012. The purpose of the transaction was to combine two funds managed by Viking Fund Management with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,788,059 shares of Kansas Municipal Fund (valued at $19,918,973) for 1,695,625 shares of Kansas Insured Intermediate Fund outstanding on September 28, 2012. Kansas Insured Intermediate Fund's net assets at that date ($19,918,973), including $1,380,074 of unrealized appreciation and $2,042 of capital loss carryforwards, were combined with those of Kansas Municipal Fund. There were no undistributed income or gain amounts unpaid prior to the merger. The aggregate net assets of Kansas Municipal Fund and Kansas Insured Intermediate Fund immediately before the acquisition were $49,902,063 and $19,918,973, respectively. The combined assets immediately after the acquisition amounted to $69,821,036 for 6,267,955 shares outstanding. Pursuant to the Plan of Reorganization, the Kansas Municipal Fund and the Kansas Insured Intermediate Fund did not bear any expenses in connection to the Reorganization.

After the Plan of Reorganization was completed, the Kansas Municipal Fund was the accounting survivor and obtained and held the entire portfolio holdings previously held by the Kansas Insured Intermediate Fund. The Kansas Municipal Fund elected to maintain the tax cost basis of the investments acquired in the acquisition to align reporting of realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on August 1, 2012, the beginning of the annual reporting period of Kansas Municipal Fund, Kansas Municipal Fund's pro forma results of operations for the year ended July 31, 2013, are as follows:

Net investment income	$1,890,109
Net gain (loss) on investments	(8,670)
Net change in unrealized appreciation (depreciation) on investments	(3,508,925)
Net increase (decrease) in net assets resulting from operations	($1,627,486)

Because the combined investment portfolios have been managed as a single integrated portfolio (no costs of purchases and proceeds of sale of portfolio securities occurred in an effort to realign the combined portfolio after the Plan of Reorganization) since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Kansas Insured Intermediate Fund that have been included in Kansas Municipal Fund's statement of operations since September 28, 2012.

NOTE 4: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of January 31, 2014:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$2,088,187	$0	$0	$2,088,187
	Municipal Bonds	0	57,513,107	0	57,513,107
	Total	$2,088,187	$57,513,107	$0	$59,601,294

NE Muni Fund	Short-Term Securities	$1,027,237	$0	$0	$1,027,237
	Municipal Bonds	0	38,714,702	0	38,714,702
	Total	$1,027,237	$38,714,702	$0	$39,741,939

OK Muni Fund	Short-Term Securities	$2,038,475	$0	$0	$2,038,475
	Municipal Bonds	0	36,219,283	0	36,219,283
	Total	$2,038,475	$36,219,283	$0	$38,257,758

ME Muni Fund	Short-Term Securities	$1,246,289	$0	$0	$1,246,289
	Municipal Bonds	0	16,027,200	0	16,027,200
	Total	$1,246,289	$16,027,200	$0	$17,273,489

NH Muni Fund	Short-Term Securities	$191,639	$0	$0	$191,639
	Municipal Bonds	0	4,527,170	0	4,527,170
	Total	$191,639	$4,527,170	$0	$4,718,809

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the six months ended January 31, 2014. There were no transfers into or out of Level 1 or Level 2 during the six months ended January 31, 2014. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2014.

NOTE 5: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2014, were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Purchases	$1,680,747	$711,830	$0	$267,417	$223,797
Sales	$7,966,091	$3,050,997	$4,922,147	$362,246	$697,035

NOTE 6: Capital Share Transactions

Transactions in capital shares were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Six Months Ended 1/31/14:	Fund	Fund	Fund	Fund	Fund
Shares sold	82,153	76,221	102,068	48,360	6,264
Shares issued on reinvestment of dividends	58,554	36,083	26,250	14,678	3,903
Shares redeemed	(627,218)	(351,408)	(459,944)	(111,101)	(53,070)
Net increase (decrease)	(486,511)	(239,104)	(331,626)	(48,063)	(42,903)

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Year Ended 7/31/13:	Fund	Fund	Fund	Fund	Fund
Shares sold	535,364	587,006	753,022	140,317	146,481
Shares issued in connection with fund acquisition	1,788,059	0	0	0	0
Shares issued on reinvestment of dividends	111,915	75,603	54,607	29,072	7,372
Shares redeemed	(662,568)	(798,142)	(725,342)	(120,619)	(102,008)
Net increase (decrease)	1,772,770	(135,533)	82,287	48,770	51,845

NOTE 7: Income Tax Information

At July 31, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Investments at cost	$62,690,089	$41,799,237	$41,663,796	$17,243,373	$5,138,753
Unrealized appreciation	$2,255,779	$834,473	$747,620	$525,673	$117,231
Unrealized depreciation	(1,177,416)	(1,327,066)	(797,834)	(204,576)	(111,497)
Net*	$1,078,363	($492,593)	($50,214)	$321,097	$5,734

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
Tax-exempt income:	Fund	Fund	Fund	Fund	Fund
Year Ended 7/31/13	$1,803,754	$1,267,606	$1,183,754	$508,520	$136,136
Year Ended 7/31/12	$1,555,982	$1,264,817	$1,139,730	$531,606	$133,979

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni	NE Muni	OK Muni	ME Muni	NH Muni
	Fund	Fund	Fund	Fund	Fund
Accumulated capital and other losses	($676,866)	$0	($286,587)	$0	($529)
Unrealized appreciation/(depreciation)*	1,078,363	(492,593)	(50,214)	321,097	5,734
Total accumulated earnings/(deficit)	$401,497	($492,593)	($336,801)	$321,097	$5,205

*	Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of July 31, 2013 are as follows:

	KS Muni Fund	OK Muni Fund	NH Muni Fund
Expires in 2014	$388,935	$-	$-
Expires in 2015	240,848	-	-
Expires in 2016	-	-	529
Expires in 2018	-	260,308	-
Non-expiring S-T losses	34,287	18,258	-
Non-expiring L-T losses	12,796	8,021	-
Total	$676,866	$286,587	$529

For the year ended July 31, 2013, KS Muni Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund utilized capital loss carryforwards of $0, $66,743, $0, $911, and $12,380, respectively and expired capital loss carryforwards of $2,680,173, $1,082,853, $1,147,142, $312,155, and $101,903, respectively. Net capital losses incurred after October 31 and within the tax year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2013, KS Muni Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund deferred to August 1, 2013, post-October capital losses of $6,629, $108,876, $36,223, $0, and $0, respectively.

NOTE 8: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Fund's average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, for KS Muni Fund, NE Muni Fund, OK Muni Fund, ME Muni Fund, and NH Muni Fund, so that the net annual operating expenses for each Fund does not exceed 1.08% through November 29, 2013, and 0.98% for the period November 30, 2013 through November 29, 2014. After November 29, 2014, the expense limitation may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/14	Payable at 1/31/14
	Advisory Fees	Advisory Fees
KS Muni Fund	$154,971	$25,019
NE Muni Fund	$101,025	$16,681
OK Muni Fund	$98,556	$15,893
ME Muni Fund	$43,362	$7,190
NH Muni Fund	$12,269	$1,988

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/14			Payable at 1/31/14
	Sales		Distribution	Sales		Distribution
	Charges	CDSC	Fees	Charges	CDSC	Fees
KS Muni Fund	$25,180	$0	$77,486	$24	$0	$12,510
NE Muni Fund	$18,227	$0	$50,513	$48	$0	$8,340
OK Muni Fund	$27,830	$10,997	$49,278	$1,481	$0	$7,947
ME Muni Fund	$8,743	$0	$21,681	$0	$0	$3,594
NH Muni Fund	$2,568	$0	$6,135	$212	$0	$994

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the Funds' first $200 million and at a lower rate on the average daily net assets in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/14				Payable at 1/31/14
	Transfer	Transfer	Admin.	Admin.	Transfer	Admin.
	Agency	Agency	Service	Service	Agency	Service
	Fees Net*	Fees Waived	Fees Net*	Fees Waived	Fees*	Fees*
KS Muni Fund	$29,934	$16,438	$34,378	$21,014	$4,422	$3,708
NE Muni Fund	$16,104	$13,901	$20,482	$19,805	$2,572	$2,335
OK Muni Fund	$17,216	$11,825	$22,602	$16,994	$2,451	$2,372
ME Muni Fund	$5,971	$7,017	$10,183	$13,958	$970	$1,063
NH Muni Fund	$757	$2,977	$2,043	$13,392	$210	$114

*	After waivers.

NOTE 9: Principal Risks

The Funds invest primarily in municipal securities from a specific state. The Funds may also invest in municipal securities of U.S. territories and possessions (such as Puerto Rico, the U.S. Virgin Islands, and Guam). Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its specific state or U.S. territories and possessions.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/14+	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$10.56	$11.12	$10.64	$10.70	$10.45	$10.44

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.30	$0.37	$0.37	$0.38	$0.40
Net realized and unrealized gain (loss) on investments[3]	0.16	(0.56)	0.48	(0.06)	0.25	0.01
Total from investment operations	$0.32	$(0.26)	$0.85	$0.31	$0.63	$0.41

Distributions from net investment income	$(0.16)	$(0.30)	$(0.37)	$(0.37)	$(0.38)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$10.72	$10.56	$11.12	$10.64	$10.70	$10.45

Total Return (excludes any applicable sales charge)	3.03%**	(2.37%)	8.07%	3.02%	6.12%	4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$60,151	$64,405	$48,093	$45,175	$47,465	$47,365
Ratio of expenses to average net assets after waivers1,2,*	1.05%^	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.17%^	1.17%	1.18%	1.30%	1.33%	1.35%
Ratio of net investment income to average net assets1,2,*	2.97%^	2.75%	3.36%	3.54%	3.58%	3.88%
Portfolio turnover rate	2.77%	13.40%	11.46%	8.31%	15.34%	16.73%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

**	Not annualized.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/14+	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$9.99	$10.69	$10.20	$10.22	$10.01	$10.03

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.29	$0.34	$0.35	$0.35	$0.38
Net realized and unrealized gain (loss) on investments[3]	0.20	(0.70)	0.49	(0.02)	0.21	(0.02)
Total from investment operations	$0.35	$(0.41)	$0.83	$0.33	$0.56	$0.36

Distributions from net investment income	$(0.15)	$(0.29)	$(0.34)	$(0.35)	$(0.35)	$(0.38)

NET ASSET VALUE, END OF PERIOD	$10.19	$9.99	$10.69	$10.20	$10.22	$10.01

Total Return (excludes any applicable sales charge)	3.52%**	(3.96%)	8.23%	3.29%	5.64%	3.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$40,058	$41,633	$46,038	$35,808	$33,816	$28,913
Ratio of expenses to average net assets after waivers1,2,*	1.05%^	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.21%^	1.20%	1.21%	1.33%	1.37%	1.41%
Ratio of net investment income to average net assets1,2,*	2.96%^	2.72%	3.22%	3.44%	3.41%	3.84%
Portfolio turnover rate	1.80%	23.65%	12.38%	11.01%	18.92%	6.71%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

**	Not annualized.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/14+	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$11.20	$11.93	$11.24	$11.19	$10.78	$10.75

Income (loss) from investment operations:
Net investment income (loss)	$0.16	$0.32	$0.34	$0.40	$0.40	$0.41
Net realized and unrealized gain (loss) on investments[3]	0.20	(0.73)	0.69	0.05	0.41	0.03
Total from investment operations	$0.36	$(0.41)	$1.03	$0.45	$0.81	$0.44

Distributions from net investment income	$(0.16)	$(0.32)	$(0.34)	$(0.40)	$(0.40)	$(0.41)

NET ASSET VALUE, END OF PERIOD	$11.40	$11.20	$11.93	$11.24	$11.19	$10.78

Total Return (excludes any applicable sales charge)	3.24%**	(3.54%)	9.30%	4.15%	7.61%	4.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$38,515	$41,551	$43,253	$33,156	$35,506	$32,019
Ratio of expenses to average net assets after waivers1,2,*	1.05%^	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.19%^	1.18%	1.19%	1.32%	1.35%	1.36%
Ratio of net investment income to average net assets1,2,*	2.86%^	2.70%	2.93%	3.62%	3.61%	3.91%
Portfolio turnover rate	0.00%	9.54%	17.72%	13.35%	9.36%	3.48%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

**	Not annualized.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/14+	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$10.79	$11.36	$10.77	$10.85	$10.62	$10.44

Income (loss) from investment operations:
Net investment income (loss)	$0.15	$0.31	$0.34	$0.34	$0.35	$0.35
Net realized and unrealized gain (loss) on investments[3]	0.08	(0.57)	0.59	(0.08)	0.23	0.18
Total from investment operations	$0.23	$(0.26)	$0.93	$0.26	$0.58	$0.53

Distributions from net investment income	$(0.15)	$(0.31)	$(0.34)	$(0.34)	$(0.35)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.87	$10.79	$11.36	$10.77	$10.85	$10.62

Total Return (excludes any applicable sales charge)	2.13%**	(2.37%)	8.79%	2.50%	5.49%	5.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$17,301	$17,702	$18,084	$16,176	$16,467	$15,413
Ratio of expenses to average net assets after waivers1,2,*	1.05%^	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.29%^	1.27%	1.29%	1.41%	1.46%	1.57%
Ratio of net investment income to average net assets1,2,*	2.75%^	2.76%	3.11%	3.22%	3.21%	3.38%
Portfolio turnover rate	1.67%	11.52%	1.87%	8.00%	38.11%	15.39%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

**	Not annualized.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/14+	Year Ended 7/31/13	Year Ended 7/31/12	Year Ended 7/29/11	Year Ended 7/30/10	Year Ended 7/31/09
NET ASSET VALUE, BEGINNING OF PERIOD	$10.55	$11.07	$10.66	$10.73	$10.50	$10.32

Income (loss) from investment operations:
Net investment income (loss)	$0.14	$0.28	$0.33	$0.35	$0.33	$0.29
Net realized and unrealized gain (loss) on investments[3]	0.06	(0.52)	0.41	(0.07)	0.23	0.18
Total from investment operations	$0.20	$(0.24)	$0.74	$0.28	$0.56	$0.47

Distributions from net investment income	$(0.14)	$(0.28)	$(0.33)	$(0.35)	$(0.33)	$(0.29)

NET ASSET VALUE, END OF PERIOD	$10.61	$10.55	$11.07	$10.66	$10.73	$10.50

Total Return (excludes any applicable sales charge)	1.92%**	(2.19%)	7.04%	2.64%	5.38%	4.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$4,749	$5,173	$4,854	$4,150	$3,858	$3,816
Ratio of expenses to average net assets after waivers1,2,*	1.05%^	1.08%	1.07%	1.07%	1.07%	1.07%
Ratio of expenses to average net assets before waivers[2]	1.71%^	1.67%	1.78%	1.93%	2.47%	3.19%
Ratio of net investment income to average net assets1,2,*	2.71%^	2.62%	3.07%	3.30%	3.11%	2.81%
Portfolio turnover rate	4.74%	10.57%	13.73%	10.19%	21.12%	15.93%

[1]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[2]	Average net assets was calculated using a 360-day period.

[3]

Realized and unrealized gains and loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

*

For the year ended July 31, 2012, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets for the period of August 1, 2011 through April 30, 2012. For the years ended July 29, 2011 and July 30, 2010, the Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

**	Not annualized.

^	Annualized.

+	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid	Annualized
	Value	Value	During	Expense
	7/31/2013	1/31/2014	Period*	Ratio

Kansas Municipal Fund
Actual	$1,000.00	$1,030.27	$5.31	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$5.29	1.05%

Nebraska Municipal Fund
Actual	$1,000.00	$1,035.19	$5.32	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$5.29	1.05%

Oklahoma Municipal Fund
Actual	$1,000.00	$1,032.45	$5.32	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$5.29	1.05%

Maine Municipal Fund
Actual	$1,000.00	$1,021.29	$5.29	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$5.29	1.05%

New Hampshire Municipal Fund
Actual	$1,000.00	$1,019.20	$5.29	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$5.29	1.05%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in one-half year period, and dividend by the total number of days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Viking Fund Management, LLC ("Viking" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, LLC ("IFD"), the Fund's underwriter; and Integrity Fund Services, LLC ("IFS"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor"), the Fund's sponsor.

The approval and the continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "Interested Persons" of any party ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund's adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 28, 2013, the Board of Trustees, including a majority of the Independent Trustees of the Fund, renewed the Management and Investment Advisory Agreement ("Advisory Agreement") between the Funds and Viking.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor "interested persons" of any such party (as such term is defined for regulatory purposes), unanimously renewed the Advisory Agreement. In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the renewal of the Advisory Agreement, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the renewal of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the relevant fund's investment performance as compared to standardized industry performance data;

(d)	the adviser's costs and profitability of furnishing the investment management services to the fund;

(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;

(f)	an analysis of the rates charged by other investment advisers of similar funds;

(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser's services and its fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Funds, the Trustees considered, among other things, the fees, the Fund's past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to each Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser's commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, extent and quality of services: The Investment Adviser currently provides services to eleven funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund's future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has numerous years of experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment performance: Upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory. In addition, each of the Funds has been meeting its investment objective.

As of August 31, 2013, the risk rating for: (1) Kansas Municipal Fund was below average overall and for the 5-year time period. It had an average risk for the 3-year period and low risk for the 10-year period; (2) Nebraska Municipal Fund was average overall and for the 5-year time period. It had an above average risk rating for the 3-year period and a below average risk for the 10-year period; (3) Oklahoma Municipal Fund was above average overall and for the 3 and 10-year time periods. It had a high risk for the 5-year period; (4) New Hampshire Municipal Fund was above average overall and for the 5-year time period. It had a high risk rating for the 3-year period and an average risk for the 10-year period; (5) Maine Municipal Fund was below average overall and for the 5-year, and 10-year time periods. It had an above average risk rating for the 3-year period.

As of August 31, 2013, the Fund return rating for: (1) Kansas Municipal Fund was below average overall and for the 3-year, 5-year, and 10-year time periods; (2) Nebraska Municipal Fund was below average overall and for the 3-year, and 10-year time periods. It had a low return rating for the 5-year period; (3) Oklahoma Municipal Fund was average overall and for the 5 and 10-year time periods. It had a below average return rating for the 3-year period; (4) New Hampshire Municipal Fund was average overall and for the 3-year, 5-year, and 10-year time periods; (5) Maine Municipal Fund was below average overall and for the 3-year, 5-year, and 10-year time periods.

As of August 31, 2013, the: (1) Kansas Municipal Fund returns for the 3, 5 and 10-year periods were below its index, but were above for its 1-year period. The returns for the 3, 5, and 10 year periods were at or below its median classification, but were above for its 1-year period; (2) Nebraska Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the returns for the 1, 3, 5 and 10-year periods were below its median classification; (3) Oklahoma Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index. Its returns for the 3, 5, and 10-year periods were above its median classification but below for its 1-year period; (4) New Hampshire Municipal Fund returns for the 3, 5 and 10-year periods were below its index, but the 1-year was slightly above its index. The 3 and 5-year periods returns were above its median classification, but the 1 and 10-year periods returns were below its median classification. (5) Maine Municipal Fund returns for the 1, 3, 5 and 10-year periods were at or below its index, and the returns for the 1, 3, and 5-year periods were slightly above its median classification but at or below for its 10-year period.

Profitability: In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Economies of scale: The Board briefly discussed the benefits for the Funds as the Adviser could realize economies of scale as each of the Funds grow larger, but the size of the Funds has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund. The advisor has indicated that a new advisory fee structure may be looked at if a Fund reaches an asset level where it could benefit from economies of scale.

Analysis of the rates charged by other investment advisers of similar funds: A comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size. The adviser is voluntarily waiving advisory fees to a certain degree due to the small size of the Funds.

Expense ratios of the applicable fund as compared to data for comparable funds: Each of the Fund's net expense ratios of 1.07% was slightly higher than the average and median expense ratio of other funds of similar objective and size. The adviser agreed to reduce the contractual expense cap to 0.98% for each of the municipal Funds for the period November 30, 2013 to November 29, 2014.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to renew the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Viking, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. They determined that, after considering all relevant factors, the renewal of the Advisory Agreement would be in the best interest of each of the Funds and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Shannon D. Radke is a Governor, President, and Chief Executive Officer of Corridor. He owns membership interests of approximately 9% in Corridor. He initially received membership interests, without a cash investment, in exchange for contributions to Corridor (including experience in the mutual fund industry and personal guaranties of bank financing) and, in addition, in exchange for his interest in Viking. Mr. Radke also purchased a portion of his membership interests in Corridor. Certain other current employees of Corridor own, in the aggregate, approximately 37%-38% of the total membership interests in Corridor, with those employees individually owning an interest of 0.06% to 10%. They initially received their membership interests in exchange for their experience and role in the operations of Corridor; some have since purchased a portion of their membership interests.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery and Shannon Radke (the "Portfolio Manager" of the Funds), is based on salary paid every other week. The Portfolio Managers are not compensated for client retention. In addition, Corridor sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and a match up to 4% by Corridor of the employees gross pay.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to:	Direct inquiries regarding account information to:
Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds

Williston Basin/Mid-North America Stock Fund (ICPAX)

Integrity Dividend Harvest Fund (IDIVX)

Integrity Growth & Income Fund (IGIAX)

Corporate Bond Fund

Integrity High Income Fund (IHFAX/IHFCX)

State-Specific Tax-Exempt Bond Funds

Viking Tax-Free Fund for North Dakota (VNDFX)

Viking Tax-Free Fund for Montana (VMTTX)

Kansas Municipal Fund (KSMUX)

Maine Municipal Fund (MEMUX)

Nebraska Municipal Fund (NEMUX)

New Hampshire Municipal Fund (NHMUX)

Oklahoma Municipal Fund (OKMUX)

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

April 3, 2014

By: /s/ Adam Forthun
Adam Forthun
Treasurer

April 3, 2014